Transamerica International Equity

SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Australia - 3.5%
BHP Group Ltd.	300,700	$ 8,351,926
Macquarie Group Ltd.	361,800	49,792,965
Santos Ltd.	9,979,100	52,020,115
Sonic Healthcare Ltd.	1,929,100	34,961,398
Whitehaven Coal Ltd.	2,719,400	13,728,776
		158,855,180
Belgium - 2.7%
Anheuser-Busch InBev SA	1,217,600	72,293,981
Groupe Bruxelles Lambert NV	120,420	8,986,836
KBC Group NV	574,600	44,442,964
		125,723,781
Canada - 0.8%
CCL Industries, Inc., Class B	517,400	28,147,549
TFI International, Inc.	58,100	9,043,763
		37,191,312
Denmark - 0.5%
Novo Nordisk AS, Class B	160,300	21,238,610
France - 10.9%
Accor SA	1,367,900	52,641,056
Amundi SA (A)	505,400	36,884,434
Capgemini SE	249,952	49,621,332
Cie de Saint-Gobain SA	473,237	40,596,984
Pluxee NV (B)	549,300	12,875,508
Rexel SA	554,817	14,096,176
Sanofi SA	583,101	60,113,325
Societe Generale SA	1,792,400	46,489,411
Sodexo SA	397,600	37,655,622
Teleperformance SE (C)	150,600	19,387,543
TotalEnergies SE	896,200	60,463,290
Veolia Environnement SA	2,123,323	66,701,438
		497,526,119
Germany - 10.8%
Allianz SE	152,102	42,841,869
BASF SE	520,300	24,223,679
Deutsche Boerse AG	230,982	47,297,824
Deutsche Post AG	1,287,201	57,416,285
Heidelberg Materials AG	544,142	56,688,266
Infineon Technologies AG	1,464,227	50,864,521
K&S AG	809,100	10,423,356
SAP SE	492,247	104,070,977
Siemens AG	380,495	69,667,486
Zalando SE (A)(B)	1,197,600	30,687,628
		494,181,891
Hong Kong - 2.3%
AIA Group Ltd.	4,242,200	28,375,463
CK Asset Holdings Ltd.	5,622,200	21,482,818
CK Hutchison Holdings Ltd.	10,373,400	54,191,762
		104,050,043
Ireland - 4.7%
AerCap Holdings NV	671,649	63,101,423
AIB Group PLC	8,303,621	47,630,273
	Shares	Value
COMMON STOCKS (continued)
Ireland (continued)
DCC PLC	715,931	$ 49,324,032
Ryanair Holdings PLC, ADR	48,772	4,940,604
Smurfit WestRock PLC	1,142,915	51,248,309
		216,244,641
Israel - 1.0%
Check Point Software Technologies Ltd. (B)	246,500	45,220,425
Italy - 0.3%
Prysmian SpA	202,066	13,890,926
Japan - 19.7%
Astellas Pharma, Inc.	2,115,000	24,529,664
Canon, Inc. (C)	1,114,400	34,882,609
FANUC Corp.	1,247,600	36,987,287
Fujitsu Ltd.	3,661,400	66,491,602
Hitachi Ltd.	3,779,900	81,671,025
Kyocera Corp.	2,544,500	32,047,878
Nintendo Co. Ltd.	720,800	39,830,247
Olympus Corp.	3,112,200	53,729,279
ORIX Corp.	3,081,900	74,550,051
Rakuten Group, Inc. (B)(C)	7,133,100	41,847,575
Renesas Electronics Corp.	2,347,600	40,434,763
SBI Holdings, Inc.	2,019,200	52,486,350
Seven & i Holdings Co. Ltd.	4,515,300	54,069,600
Sony Group Corp.	1,061,300	94,263,175
Square Enix Holdings Co. Ltd.	359,400	12,137,628
Sumitomo Mitsui Financial Group, Inc.	1,304,300	94,187,312
Toyota Industries Corp.	778,000	65,406,533
		899,552,578
Luxembourg - 2.0%
ArcelorMittal SA	1,563,535	35,602,762
Eurofins Scientific SE (C)	566,400	33,533,072
Tenaris SA	1,323,200	20,994,985
		90,130,819
Netherlands - 3.9%
ASML Holding NV	66,100	61,550,423
EXOR NV	146,600	15,028,318
Heineken Holding NV	545,985	40,233,885
ING Groep NV, Series N	2,026,200	36,777,442
Koninklijke Philips NV (B)	422,622	11,871,317
Stellantis NV	794,500	13,239,595
		178,700,980
Norway - 1.9%
Aker BP ASA	1,652,199	40,006,668
DNB Bank ASA	2,354,200	48,637,861
		88,644,529
Republic of Korea - 1.7%
Samsung Electronics Co. Ltd.	1,224,819	75,525,057
Singapore - 1.4%
DBS Group Holdings Ltd.	2,261,220	61,965,140
Sweden - 2.9%
Boliden AB	618,200	18,906,161
Transamerica Funds

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Essity AB, Class B	1,960,100	$ 55,110,791
Husqvarna AB, B Shares	1,028,000	6,942,233
Skandinaviska Enskilda Banken AB, Class A	2,645,200	40,681,821
Volvo AB, B Shares	513,437	13,103,298
		134,744,304
Switzerland - 7.6%
Cie Financiere Richemont SA, Class A	323,000	49,267,613
Glencore PLC	7,588,600	42,107,908
Julius Baer Group Ltd.	554,454	30,343,949
Nestle SA	676,964	68,571,438
Novartis AG	453,515	50,624,893
Roche Holding AG	323,761	104,820,662
		345,736,463
United Kingdom - 19.2%
Ashtead Group PLC	671,200	48,438,759
Aviva PLC	4,831,612	31,124,650
Barratt Developments PLC	2,811,342	19,024,045
BP PLC	11,469,500	67,797,483
Bunzl PLC	570,648	23,909,782
Burberry Group PLC	770,700	7,713,025
CNH Industrial NV	3,255,700	34,673,205
Dowlais Group PLC	8,433,573	6,947,663
Entain PLC	1,615,400	11,870,956
GSK PLC	2,472,980	48,022,260
Inchcape PLC	2,993,096	32,551,245
Informa PLC	1,949,751	21,788,810
Kingfisher PLC	10,016,400	35,609,593
Legal & General Group PLC	15,505,400	46,246,806
Liberty Global Ltd., Class C (B)	1,289,296	25,927,743
Lloyds Banking Group PLC	90,309,354	68,991,815
Pearson PLC	1,893,577	25,691,999
	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Persimmon PLC	1,356,800	$ 27,668,238
Reckitt Benckiser Group PLC	871,800	46,897,303
Shell PLC	1,712,300	62,437,103
Smith & Nephew PLC	3,789,900	54,623,155
Tesco PLC	12,675,932	54,056,130
Unilever PLC	1,184,014	72,763,195
		874,774,963
United States - 0.9%
Linde PLC	90,100	40,860,350
Total Common Stocks (Cost $3,585,284,755)		4,504,758,111
PREFERRED STOCK - 0.6%
Germany - 0.6%
Henkel AG & Co. KGaA, 2.34% (D)	325,990	27,885,760
Total Preferred Stock (Cost $25,129,058)		27,885,760
OTHER INVESTMENT COMPANY - 0.0% (E)
Securities Lending Collateral - 0.0% (E)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.26% (D)	970,188	970,188
Total Other Investment Company (Cost $970,188)		970,188
Total Investments (Cost $3,611,384,001)		4,533,614,059
Net Other Assets (Liabilities) - 0.7%		33,435,444
Net Assets - 100.0%		$ 4,567,049,503
INVESTMENT VALUATION:

Valuation Inputs (F)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$303,163,371	$4,201,594,740	$—	$4,504,758,111
Preferred Stock	—	27,885,760	—	27,885,760
Other Investment Company	970,188	—	—	970,188
Total Investments	$304,133,559	$4,229,480,500	$—	$4,533,614,059
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the total value of 144A securities is $67,572,062, representing 1.5% of the Fund's net assets.

(B)	Non-income producing security.
(C)
All or a portion of the security is on loan. The total value of the securities on loan is $28,578,424, collateralized by cash collateral of $970,188 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $29,048,533. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

Transamerica Funds

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(D)	Rate disclosed reflects the yield at July 31, 2024.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)
There were no transfers in or out of Level 3 during the period ended July 31, 2024. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
Transamerica Funds

Transamerica International Equity

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica International Equity (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds